United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2015 (unaudited)
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		BONDS—50.1%
		Australian Dollar—1.0%
		Sovereign—1.0%
147,000		Australia, Government of, Series 17, 5.50%, 3/1/2017	$110,213
		British Pound—11.3%
		Sovereign—11.3%
300,000		United Kingdom, Government of, 1.75%, 9/7/2022	463,502
160,000		United Kingdom, Government of, 2.75%, 9/7/2024	264,056
299,500		United Kingdom, Government of, 4.75%, 3/7/2020	530,725
		TOTAL	1,258,283
		Canadian Dollar—1.8%
		Sovereign—1.8%
145,000		Canada, Government of, 1.50%, 6/1/2023	112,425
107,000		Canada, Government of, Bond, 4.00%, 6/1/2016	83,533
		TOTAL	195,958
		Danish Krone—0.4%
		Sovereign—0.4%
300,000		Denmark, Government of, Unsecd. Deb., 2.50%, 11/15/2016	46,634
		Euro—22.1%
		Brewing—1.4%
125,000		Heineken NV, Series EMTN, 2.875%, 8/4/2025	153,491
		Sovereign—20.7%
40,000		Belgium, Government of, 2.25%, 6/22/2023	49,891
240,000		Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 1.40%, 1/31/2020	275,475
255,000	[1,2]	Bonos Y Oblig Del Estado, Sr. Unsecd. Note, 2.75%, 10/31/2024	303,771
97,000		Bonos Y Oblig Del Estado, Sr. Unsub., 4.00%, 4/30/2020	124,092
200,000		Buoni Poliennali Del Tes, 2.50%, 5/1/2019	239,715
34,000		Buoni Poliennali Del Tes, 3.75%, 5/1/2021	43,453
283,000		Buoni Poliennali Del Tes, 4.50%, 5/1/2023	381,796
245,000		France, Government of, 0.50%, 5/25/2025	258,857
150,000		France, Government of, 3.75%, 4/25/2021	199,643
300,000		Germany, Government of, 1.75%, 2/15/2024	369,429
50,000	[1,2]	Spain, Government of, Sr. Unsecd. Note, 1.95%, 7/30/2030	51,630
		TOTAL	2,451,243
		JAPANESE YEN—13.2%
		Sovereign—13.2%
30,400,000		Japan, Government of, 1.30%, 3/20/2021	267,370
32,000,000		Japan, Government of, 2.20%, 3/20/2026	311,865
31,950,000		Japan, Government of, Sr. Unsecd. Note, 1.30%, 12/20/2018	274,601
62,000,000		Japan, Government of, Sr. Unsecd. Note, 2.10%, 12/20/2029	606,908
		TOTAL	1,460,744
		Swedish Krona—0.3%
		Sovereign—0.3%
250,000		Sweden, Government of, 2.50%, 5/12/2025	34,524
		TOTAL BONDS (IDENTIFIED COST $5,898,376)	5,557,599

Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		INVESTMENT COMPANY—49.4%
159,059	[3]	Emerging Markets Fixed Income Core Fund (IDENTIFIED COST $5,879,644)	$5,473,108
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $11,778,020)[4]	11,030,707
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	54,634
		TOTAL NET ASSETS—100%	$11,085,341
At August 31, 2015, the Fund had no outstanding option contracts. The average notional value of purchased options held by the Fund throughout the fiscal period was $260. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/15/2015	Bank of America	300,000 EUR	$339,414	$(2,538)
10/15/2015	Bank of America	200,000 EUR	$219,550	$5,034
10/15/2015	Bank of America	137,500 EUR	$152,318	$2,083
10/15/2015	Bank of America	137,500 EUR	$151,986	$2,416
10/15/2015	Bank of America	137,500 EUR	$151,067	$3,335
10/15/2015	Bank of America	137,500 EUR	$152,384	$2,017
10/15/2015	Bank of America	100,000 GBP	221,000 SGD	$(2,873)
10/15/2015	Bank of America	400,000 SGD	36,454,000 JPY	$(18,033)
10/15/2015	Barclays	185,000 EUR	258,834 CAD	$11,022
10/15/2015	Barclays	150,000 EUR	$172,371	$(3,933)
10/15/2015	Barclays	320,000 GBP	62,103,040 JPY	$(21,700)
10/15/2015	Barclays	320,000 GBP	$501,197	$(10,275)
10/15/2015	Barclays	215,000 GBP	$330,969	$(1,131)
10/15/2015	BNP Paribas	$165,000	19,361,100 JPY	$5,186
10/15/2015	BNY Mellon	135,000 EUR	1,270,080 SEK	$1,412
10/15/2015	Citibank	335,000 GBP	$528,271	$(14,337)
10/15/2015	Goldman Sachs	150,000 EUR	$168,338	$101
10/15/2015	HSBC	130,000 GBP	1,658,345 NOK	$(861)
10/15/2015	JPMorgan	340,000 CAD	31,102,676 JPY	$1,674
10/15/2015	JPMorgan	135,000 EUR	204,071 AUD	$6,705
10/15/2015	JPMorgan	210,000 EUR	28,561,462 JPY	$56
10/15/2015	JPMorgan	135,000 EUR	18,469,948 JPY	$(864)
10/15/2015	JPMorgan	700,000 EUR	$786,968	$(923)
10/15/2015	JPMorgan	250,847 GBP	48,425,723 JPY	$(14,891)
10/15/2015	JPMorgan	149,153 GBP	28,702,722 JPY	$(8,104)
10/15/2015	JPMorgan	50,000 GBP	109,215 SGD	$(528)
10/15/2015	JPMorgan	35,000 GBP	75,556 SGD	$263
10/15/2015	JPMorgan	15,000 GBP	32,441 SGD	$70
10/15/2015	JPMorgan	465,000 SGD	41,119,997 JPY	$(10,582)
10/15/2015	JPMorgan	465,000 SGD	40,939,530 JPY	$(9,092)
10/15/2015	JPMorgan	$200,000	260,795 CAD	$1,790
10/15/2015	JPMorgan	$370,000	44,252,000 JPY	$4,727
10/15/2015	Morgan Stanley	200,000 AUD	189,596 CAD	$(2,098)
12/15/2015	JPMorgan	225,000 AUD	20,152,789 JPY	$(7,249)
12/15/2015	JPMorgan	300,000 CAD	28,414,659 JPY	$(6,813)
12/15/2015	JPMorgan	115,000 EUR	173,820 AUD	$6,237

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
12/15/2015	JPMorgan	400,000 EUR	$437,417	$12,253
12/15/2015	JPMorgan	200,000 GBP	$308,086	$(1,355)
12/15/2015	JPMorgan	130,000 GBP	$202,818	$(3,442)
12/15/2015	JPMorgan	130,000 GBP	$203,608	$(4,233)
12/15/2015	JPMorgan	100,000 GBP	$156,846	$(3,480)
Contracts Sold:
10/15/2015	Bank of America	300,000 EUR	$336,020	$(857)
10/15/2015	Bank of America	275,000 EUR	$308,074	$(729)
10/15/2015	Bank of America	200,000 EUR	$219,680	$(4,904)
10/15/2015	Bank of America	137,500 EUR	$152,739	$(1,663)
10/15/2015	Bank of America	137,500 EUR	$152,570	$(1,832)
10/15/2015	Bank of America	100,000 GBP	219,720 SGD	$1,968
10/15/2015	Bank of America	100,000 GBP	219,000 SGD	$1,459
10/15/2015	Bank of America	400,000 SGD	36,270,000 JPY	$16,515
10/15/2015	Barclays	150,000 EUR	$175,172	$6,733
10/15/2015	Barclays	320,000 GBP	62,105,280 JPY	$21,719
10/15/2015	Barclays	320,000 GBP	$502,424	$11,502
10/15/2015	Barclays	215,000 GBP	$331,068	$1,230
10/15/2015	BNY Mellon	340,000 CAD	30,821,340 JPY	$(3,996)
10/15/2015	BNY Mellon	135,000 EUR	1,263,195 SEK	$(2,227)
10/15/2015	Citibank	335,000 GBP	$528,530	$14,596
10/15/2015	Goldman Sachs	75,000 EUR	$84,554	$335
10/15/2015	Goldman Sachs	75,000 EUR	$84,843	$624
10/15/2015	HSBC	130,000 GBP	1,658,384 NOK	$866
10/15/2015	JPMorgan	135,000 EUR	201,062 AUD	$(8,841)
10/15/2015	JPMorgan	210,000 EUR	28,516,091 JPY	$(431)
10/15/2015	JPMorgan	135,000 EUR	18,467,989 JPY	$847
10/15/2015	JPMorgan	150,000 EUR	$170,865	$2,427
10/15/2015	JPMorgan	400,000 GBP	77,221,200 JPY	$23,761
10/15/2015	JPMorgan	465,000 SGD	40,698,381 JPY	$7,102
10/15/2015	JPMorgan	465,000 SGD	40,698,381 JPY	$7,102
10/15/2015	JPMorgan	$200,000	259,608 CAD	$(2,693)
10/15/2015	JPMorgan	$750,000	89,271,278 JPY	$(13,121)
10/15/2015	JPMorgan	$165,000	20,510,261 JPY	$4,299
10/15/2015	Morgan Stanley	200,000 AUD	190,692 CAD	$2,931
10/15/2015	Morgan Stanley	185,000 EUR	258,754 CAD	$(11,082)
10/15/2015	Morgan Stanley	700,000 EUR	$784,434	$(1,610)
12/15/2015	JPMorgan	225,000 AUD	20,060,964 JPY	$6,491
12/15/2015	JPMorgan	300,000 CAD	28,322,160 JPY	$6,049
12/15/2015	JPMorgan	230,000 EUR	338,435 AUD	$(18,990)
12/15/2015	JPMorgan	400,000 EUR	$448,601	$(1,069)
12/15/2015	JPMorgan	390,750 GBP	$613,662	$14,385
12/15/2015	JPMorgan	130,000 GBP	$202,563	$3,187
12/15/2015	JPMorgan	130,000 GBP	$204,975	$5,599
12/15/2015	JPMorgan	600,000 PLN	19,540,320 JPY	$3,036
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$7,764
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $215,070 and $224,609, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $355,401, which represented 3.2% of total net assets.

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $355,401, which represented 3.2% of total net assets.
3	Affiliated holding.
4	At August 31, 2015, the cost of investments for federal tax purposes was $11,845,020. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from (a) translation of foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $814,313. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $617,852 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,432,165.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$5,557,599	$—	$5,557,599
Investment Company[1]	—	5,473,108[2]	—	5,473,108
TOTAL SECURITIES	$—	$11,030,707	$—	$11,030,707
OTHER FINANCIAL INSTRUMENTS[3]	$—	$7,764	$—	$7,764
1	Emerging Markets Fixed Income Core Fund is an affiliated holding offered only to registered investment companies and other accredited investors. An investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publically available.
2	Includes $5,525,564 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
NOK	—Norwegian Krone
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
5
Federated Managed Volatility Strategy Portfolio
Portfolio of Investments
August 31, 2015 (unaudited)
Shares or Contracts			Value
		COMMON STOCKS—2.8%
		Industrials—2.4%
500		United Technologies Corp.	$45,805
		Materials—0.4%
70		Ashland, Inc.	7,348
		TOTAL COMMON STOCKS (IDENTIFIED COST $67,155)	53,153
		PREFERRED STOCKS—12.3%
		Consumer Discretionary—1.4%
1,818	[1,2]	SPLS, Issued by Bank of America, PERCS, Series 144A, 0.000%, 11/13/2015	26,325
		Consumer Staples—1.1%
399	[3]	Tyson Foods, Inc., Conv. Pfd., 4.75%, 7/15/2017, Annual Dividend $2.38	20,533
		Energy—1.0%
1,213	[1,2]	SPN, Issued by JPMorgan Chase & Co., ELN, 13.25%, 11/24/2015	20,257
		Financials—1.9%
6		Bank of America Corp., Series L, Pfd., 7.25%, 12/31/2049, Annual Dividend $72.50	6,630
26		Wells Fargo Co., Series L, Pfd., 7.50%, 12/31/2049, Annual Dividend $75.00	30,654
		TOTAL	37,284
		Health Care—2.9%
120		ALXN, Issued by Credit Suisse AG, ELN, 11.00%, 11/24/2015	20,130
53	[3]	BIIB, Issued by Credit Suisse AG, ELN, 10.00%, 12/2/2015	16,283
181	[1,2]	GILD, Issued by JPMorgan Chase & Co., ELN, 9.00%, 11/24/2015	19,092
		TOTAL	55,505
		Industrials—1.1%
499	[1,2,3]	DAL, Issued By Royal Bank of Canada, ELN, 10.00%, 12/3/2015	21,761
		Information Technology—1.2%
204	[1,2,3]	AAPL, Issued by JPMorgan Chase Bank N.A., ELN, 8.20%, 2/23/2016	23,334
		Materials—1.4%
1,525	[1,2]	X, Issued by JPMorgan Chase & Co., ELN, 13.50%, 1/20/2016	26,626
		Utilities—0.3%
108		Laclede Group, Inc./The, Conv. Pfd., 6.75%, 4/1/2017, Annual Dividend $3.38	5,746
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $272,564)	237,371
		PURCHASED CALL OPTIONS—0.8%
5		SPDR S&P 500 ETF Trust Strike Price $200.00, Expiration Date 6/17/2016	5,540
20		SPDR S&P 500 ETF Trust Strike Price $210.00, Expiration Date 3/18/2016	9,090
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $12,299)	14,630
		INVESTMENT COMPANIES—85.0%[4]
20,449		Emerging Markets Fixed Income Core Fund	703,640
230,372		Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[5]	230,372
113,491		High Yield Bond Portfolio	702,507
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,643,229)	1,636,519
		TOTAL INVESTMENTS—100.9% (IDENTIFIED COST $1,995,247)[6]	1,941,673
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[7]	(21,210)
		TOTAL NET ASSETS—100%	$1,920,463
1

At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
3S&P 500 E-Mini Index Short Futures	3	$295,380	September 2015	$(5,504)
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,651,138 and $44,222, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2015, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation
Contracts Sold:
9/23/2015	JPMorgan Chase	30,160 CAD	$24,452	$1,529
9/24/2015	Morgan Stanley	37,901 GBP	$43,112	$567
9/24/2015	Bank of America, N.A.	42,750 GBP	$67,628	$2,037
UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$4,133
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,658 and $1,244, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $770. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and
Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $137,395, which represented 7.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2015, these liquid restricted securities amounted to $137,395, which represented 7.2% of total net assets.
3	Non-income-producing security.
4	Affiliated holdings.
5	7-day net yield.
6	At August 31, 2015, the cost of investments for federal tax purposes was $1,995,552. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, outstanding foreign currency commitments and futures contracts was $53,879. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,421.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
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on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Advisers' affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$53,153	$—	$—	$53,153
Preferred Stocks			—
Domestic	57,817	179,554	$—	237,371
Purchased Call Options	14,630	—	—	14,630
Investment Companies	230,372	1,406,147[1]	—	1,636,519
TOTAL SECURITIES	$355,972	$1,585,701	$—	$1,941,673
OTHER FINANCIAL INSTRUMENTS[2]	$(5,504)	$4,133	$—	$(1,371)
1	Emerging Markets Fixed Income Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Other financial instruments include futures contracts and foreign exchange contracts..
The following acronyms are used throughout this portfolio:
CAD	—Canadian Dollar
ELN	—Equity-Linked Notes
EUR	—Euro
GBP	—British Pound
PERCS	—Preferred Equity Redemption Cumulative Stock
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Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015